Subsequent Events (Details) - USD ($)	2 Months Ended	12 Months Ended
	Feb. 27, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Subsequent Events
Contributions		$ 26,168,269	$ 19,751,210	$ 7,442,700
Redemptions		$ 75,201,808	$ 71,202,429	$ 169,739,371
Subsequent Event
Subsequent Events
Contributions	$ 1,319,000
Redemptions	$ 4,632,000